Note 11 - Other Investments	6 Months Ended
Jun. 30, 2014
Disclosure Text Block Supplement [Abstract]
Investments and Other Noncurrent Assets [Text Block]
11.	Other investments

Other investments represent the amount contributed and income accrued under the contribution agreement dated October 15, 2013 signed by and among the Company, the partners of Euromar LLC and Euromar LLC.  Under this agreement Euroseas agreed to deposit an amount of $5,000,000 into an escrow account controlled by the partners of Euromar LLC except the Company, which can contribute part or all of the funds to Euromar LLC within two years. With the distribution of the escrowed funds, Euromar LLC will issue to the Company (or a subsidiary thereof) units representing a preferred membership interest in Euromar LLC.  The Company is entitled to a "payment-in-kind" dividend at a rate of 19% per year compounded annually from the date of entering into the agreement. Euroseas recorded an accrued dividend income of $196,196 and $671,196 as of December 31, 2013 and June 30, 2014, respectively, of which $475,000 relates to the six months ended June 30, 2014 and is presented as "Other investment income” in the consolidated statements of operations.